NOTE 8 - TAXES: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	For the years ended June 30,
	2018	2017	2016
Current income tax provision	$ 938,119	$ 889,799	$ 673,319
Deferred income tax provision (benefit)	(12,747)	53,398	(66,509)
Total income tax expense	$ 925,372	$ 943,197	$ 606,810